Financial instruments - fair values and risk management - Financial assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	$ 148,665	$ 184,600	$ 115,285
Financial assets at amortized cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	42,481	41,675	30,720
Financial assets at amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	91,378	142,802	84,557
Financial assets at amortized cost | Loans receivable
Disclosure of financial assets [line items]
Financial assets	14,806	$ 123	$ 8
Financial assets measured at fair value
Disclosure of financial assets [line items]
Financial assets	6,054
Financial assets measured at fair value | Call option assets
Disclosure of financial assets [line items]
Financial assets	$ 6,054